Earnings/(loss) per share - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 227.1	€ 192.7	€ 249.8
Weighted average number of ordinary shares (in shares)	161,441,977	170,573,002	172,779,621
Weighted average number of founder preferred shares (in shares)	0	0	1,500,000